Goodwill and Intangible Assets, Net - Schedule of Composition and Movement (Details) - USD ($) $ in Thousands		11 Months Ended		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Jan. 27, 2025
Schedule of Composition and Movement [Line Items]
Balance as of beginning				$ 6,211
Acquisition of BlackSwan technology asset at cost upon initial consolidation, January 27, 2025		$ 827		827	$ 4,337
Foreign currency translation adjustments				(9,090)	(242)		$ (940)
Balance as of ending		2,969		2,969	6,211
Net balance		2,969		2,969	6,211
Patents [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning				6
Balance as of ending					6
Net balance					6
Goodwill [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning				1,874
Balance as of ending		2,142		2,142	1,874
Net balance		2,142		2,142	1,874
Customer relations, order backlog [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]			4,331
Balance as of ending	[1]	827		827	4,331
Net balance	[1]	827		827	4,331
Technology and supplier relationships [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[2]
Balance as of ending	[2]
Net balance	[2]
Cost [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning				18,404	19,185
Acquisition of BlackSwan technology asset at cost upon initial consolidation, January 27, 2025								$ 41,611
Foreign currency translation adjustments		1,943
Impairment recognized in the year		(46,684)	[2]		(653)	[1]
Adjustments arising from translating financial statements from functional currency to presentation currency		1,817			(128)
Balance as of ending		17,091		17,091	18,404		19,185
Net balance		17,091		17,091	18,404		19,185
Cost [Member] | Patents [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning				30	31
Acquisition of BlackSwan technology asset at cost upon initial consolidation, January 27, 2025
Foreign currency translation adjustments
Impairment recognized in the year			[2]			[1]
Adjustments arising from translating financial statements from functional currency to presentation currency					(1)
Balance as of ending		30		30	30		31
Net balance		30		30	30		31
Cost [Member] | Goodwill [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning				1,874	2,467
Acquisition of BlackSwan technology asset at cost upon initial consolidation, January 27, 2025
Foreign currency translation adjustments
Impairment recognized in the year			[2]		(571)	[1]
Adjustments arising from translating financial statements from functional currency to presentation currency		268			(22)
Balance as of ending		2,142		2,142	1,874		2,467
Net balance		2,142		2,142	1,874		2,467
Cost [Member] | Customer relations, order backlog [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]			15,414	15,595
Acquisition of BlackSwan technology asset at cost upon initial consolidation, January 27, 2025	[1]
Foreign currency translation adjustments	[1]
Impairment recognized in the year	[1]	(3,130)	[2]		(82)
Adjustments arising from translating financial statements from functional currency to presentation currency	[1]	1,549			(99)
Balance as of ending	[1]	13,833		13,833	15,414		15,595
Net balance	[1]	13,833		13,833	15,414		15,595
Cost [Member] | Technology and supplier relationships [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[2]			1,086	1,092
Acquisition of BlackSwan technology asset at cost upon initial consolidation, January 27, 2025	[2]							$ 41,611
Foreign currency translation adjustments	[2]	1,943
Impairment recognized in the year	[2]	(43,554)				[1]
Adjustments arising from translating financial statements from functional currency to presentation currency	[2]				(6)
Balance as of ending	[2]	1,086		1,086	1,086		1,092
Net balance	[2]	1,086		1,086	1,086		1,092
Accumulated amortization [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning				12,193	11,302
Amortization recognized in the year	[1]			924	953
Adjustments arising from translating financial statements from functional currency to presentation currency				1,005	(62)
Balance as of ending		14,122		14,122	12,193		11,302
Net balance		14,122		14,122	12,193		11,302
Accumulated amortization [Member] | Patents [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning				24	18
Amortization recognized in the year	[1]			6	6
Adjustments arising from translating financial statements from functional currency to presentation currency
Balance as of ending		30		30	24		18
Net balance		30		30	24		18
Accumulated amortization [Member] | Goodwill [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning
Amortization recognized in the year	[1]
Adjustments arising from translating financial statements from functional currency to presentation currency
Balance as of ending
Net balance
Accumulated amortization [Member] | Customer relations, order backlog [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]			11,083	10,192
Amortization recognized in the year	[1]			918	947
Adjustments arising from translating financial statements from functional currency to presentation currency	[1]			1,005	(56)
Balance as of ending	[1]	13,006		13,006	11,083		10,192
Net balance	[1]	13,006		13,006	11,083		10,192
Accumulated amortization [Member] | Technology and supplier relationships [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[2]			1,086	1,092
Amortization recognized in the year	[1],[2]
Adjustments arising from translating financial statements from functional currency to presentation currency	[2]				(6)
Balance as of ending	[2]	1,086		1,086	1,086		1,092
Net balance	[2]	$ 1,086		$ 1,086	$ 1,086		$ 1,092

[1]	Customer relations and order backlog amortization expenses are classified in the statement of profit or loss under sales and marketing expenses.
[2]	Technology amortization expenses are classified in the statement of profit or loss under cost of sales expenses. Patents amortization expenses are classified in the statement of profit or loss under general and administrative expenses.